Provisions and contingent liabilities	6 Months Ended
Jun. 30, 2026
Disclosure Of Other Provisions [Line Items]
Provisions and contingent liabilities
Note 14
Provisions and contingent liabilities
a) Provisions and contingent liabilities
The table below presents an overview of total provisions and contingent liabilities.
Overview of total provisions and contingent liabilities
USD m 30.6.26 31.12.25
Provisions related to expected credit losses (IFRS 9, Financial Instruments )
1
443 347
Provisions related to Credit Suisse loan commitments (IFRS 3, Business Combinations ) 227 371
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets ) 1,964 2,200
Acquisition-related contingent liabilities resulting from litigation, regulatory and similar matters (IFRS 3, Business Combinations ) 316 531
Restructuring, real-estate and other provisions (IAS 37, Provisions, Contingent Liabilities and Contingent Assets ) 1,681 1,586
Total provisions and contingent liabilities 4,631 5,035
1 Refer to Note 8 for more information about ECL provisions recognized for off-balance sheet financial instruments and credit lines.
The table below presents additional
information for provisions under IAS 37,
Provisions, Contingent Liabilities and
Contingent Assets .
Additional information for provisions under IAS 37, Provisions, Contingent Liabilities and Contingent Assets
USD m
Litigation,
regulatory and
similar matters
1
Restructuring
2
Real estate
3
Other
4
Total
Balance as of 31 December 2025 2,200 891 245 449 3,785
Increase in provisions recognized in the income statement 181 807 4 54 1,046
Release of provisions recognized in the income statement (87) (76) (12) (36) (212)
Provisions used in conformity with designated purpose (454) (587) (8) (55) (1,104)
Reclassifications 134
5
0 0 0 134
Foreign currency translation and other movements (9) (15) 1 20 (4)
Balance as of 30 June 2026 1,964 1,020 229 432 3,645
1 Consists of provisions for losses resulting from legal, liability and compliance risks.
2 Mainly includes USD
651 m of personnel-related restructuring provisions as of 30 June 2026 (31 December 2025: USD 493 m),
USD 226
m of provisions for
onerous contracts related
to real estate as
of 30 June 2026 (31 December
2025: USD
270 m) and USD 97
m of restructuring provisions
for onerous contracts
related to technology as
of
30 June 2026 (31 December 2025: USD 128
m).
3 Mainly includes provisions for reinstatement costs with respect to leased properties.
4 Mainly includes provisions in relation to employee benefits, VAT, onerous
contracts related to technology, and operational risks.
5 Includes reclassifications between IFRS 3 contingent liabilities and IAS 37 provisions.
Information about provisions and contingent
liabilities with respect to litigation,
regulatory and similar matters, as
a
class,
is
included
in
part
b).
There
are
no
material
contingent
liabilities
associated
with
the
other
classes
of
provisions.